Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Liabilities (Table)

Accrued liabilities as of December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Accrued expenses	$28,557	$15,133
Accrued interest	3,692	3,994
Total	$32,249	$19,127